Related party transactions (Tables)	9 Months Ended
Sep. 30, 2022
Related Party [Abstract]
Compensation expense of key management personnel
Compensation expense for the Company’s key management personnel for the three and nine months ended September 30, 2022 and 2021 is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	$	$	$	$
Salaries and benefits	954	916	3,099	2,824
Share-based compensation	425	486	2,106	1,110
	1,379	1,402	5,205	3,934